Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
C000116776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Managed Futures Strategy Fund
Accumulated Value	$ 10,000	$ 9,766		$ 9,571	$ 9,262	$ 9,748	$ 9,923	$ 9,443	$ 9,128	$ 9,014	$ 9,233	$ 9,453	$ 10,180	$ 9,819	$ 11,136	$ 10,360	$ 10,610	$ 10,374	$ 11,081	$ 11,222	$ 10,804	$ 11,675
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,000	10,384		11,196	12,242	13,640	14,002	13,042	15,460	17,148	16,620	20,303	23,399	26,132	20,917	21,399	25,016	27,025	31,157	33,787	35,882	39,827
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000	$ 10,015		$ 10,033	$ 10,063	$ 10,118	$ 10,200	$ 10,308	$ 10,436	$ 10,543	$ 10,606	$ 10,614	$ 10,616	$ 10,619	$ 10,634	$ 10,774	$ 11,016	$ 11,314	$ 11,611	$ 11,907	$ 12,154	$ 12,405